INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of investments [Table Text Block]
	December 31, 2019	December 31, 2018	December 31, 2017
Investments in trading securities at cost	$923,009	$795,765	$530,829
Unrealized losses	(35,866)	(324,042)	(260,520)
Investments in trading securities at fair market value	$887,143	$471,723	$270,309